Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments
As of December 31, 2025, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	387	763
Currency collars	346	593

Fair Value of Derivative Instruments
Information on fair value of derivative instruments and their location in the consolidated balance sheets as of December 31, 2025 and December 31, 2024 is presented in the table below:

		As of December 31, 2025	As of December 31, 2024
Asset Derivatives	Balance sheet classification	Fair value	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	68	—
Currency collars	Other current assets	6	—
Total derivatives designated as a hedge:		74	—
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	2	10
Total derivatives not designated as a hedge:		2	10
Total Derivatives		76	10

		As of December 31, 2025	As of December 31, 2024
Liability Derivatives	Balance sheet classification	Fair value	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	(66)
Foreign exchange forward contracts	Other non-current liabilities	—	(3)
Currency collars	Other payables and accrued liabilities	(1)	(15)
Total derivatives designated as a hedge:		(2)	(84)
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(13)	(5)
Total derivatives not designated as a hedge:		(13)	(5)
Total Derivatives		(15)	(89)

Effect on Consolidated Statements of Income of Derivative Instruments
The effect of derivative instruments designated as cash flow hedge on the consolidated statements of income for the year ended December 31, 2025 and December 31, 2024 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the consolidated statements of equity as of December 31, 2025 and December 31, 2024 is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss)	Gain (loss) reclassified from OCI into earnings
	December 31, 2025	December 31, 2024	reclassified from OCI into earnings	December 31, 2025	December 31, 2024
Foreign exchange forward contracts	49	(54)	Cost of sales	24	13
Foreign exchange forward contracts	4	(7)	Selling, general and administrative expenses	3	1
Foreign exchange forward contracts	17	(17)	Research and development expenses	10	2
Currency collars	6	(15)	Cost of sales	11	—
Currency collars	1	(2)	Selling, general and administrative expenses	1	—
Currency collars	3	(4)	Research and development expenses	5	—
Total	80	(99)		54	16

Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge
The effect on the consolidated statements of income for the year ended December 31, 2025 and December 31, 2024 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain	Gain (loss) recognized in earnings
	(loss) recognized in earnings	December 31, 2025	December 31, 2024
Foreign exchange forward contracts	Other income and expenses, net	(32)	9
Total		(32)	9

Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis
The table below details financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2025:

	Fair Value Measurements using
	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	985	985	—	—
Cash equivalents – Short-term investments	313	—	313	—
Equity securities measured at fair value through earnings	165	165	—	—
Derivative assets designated as cash flow hedge	74	—	74	—
Derivative assets not designated as cash flow hedge	2	—	2	—
Derivative liabilities designated as cash flow hedge	(2)	—	(2)	—
Derivative liabilities not designated as cash flow hedge	(13)	—	(13)	—
Contingent consideration on business acquisition	(18)	—	—	(18)
Total	1,506	1,150	374	(18)
The table below details financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2024:

	Fair Value Measurements using
	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	2,452	2,452	—	—
Equity securities measured at fair value through earnings	88	88	—	—
Derivative assets designated as cash flow hedge	—	—	—	—
Derivative assets not designated as cash flow hedge	10	—	10	—
Derivative liabilities designated as cash flow hedge	(84)	—	(84)	—
Derivative liabilities not designated as cash flow hedge	(5)	—	(5)	—
Contingent consideration on business acquisitions	(15)	—	—	(15)
Total	2,446	2,540	(79)	(15)

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost
The following table includes additional fair value information on financial assets and liabilities as of December 31, 2025 and 2024:

	2025			2024
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents (1)	1 - 2	2,264	2,264	1,611	1,611
Short-term, deposits	1	1,100	1,100	1,450	1,450
Long-term debt
– Bank loans (including current portion)	2	1,281	1,281	1,389	1,389
– Finance leases (including current portion)	2	103	103	66	66
– Senior unsecured convertible bonds issued on August 4, 2020 (2)	1	749	731	1,498	1,442
(1)     Cash equivalents primarily correspond to deposits at call with banks, money market funds and other short-term investments.
(2)     The carrying amount as of December 31, 2025 of the senior unsecured convertible bonds as reported above, corresponds to the nominal value of the bonds, net of $1 million unamortized debt issuance costs. The fair value represented the market price of the bonds trading on the Frankfurt Stock Exchange.

Schedule of Methodologies Used to Estimate Fair Value
The methodologies used to estimate fair value are as follows:

Components	Methodology used to estimate fair value
Debt securities classified as available-for-sale	Quoted market prices for identical instruments
Foreign exchange forward contracts, currency options and collars	Quoted market prices for similar instruments
Equity securities measured at fair value through earnings	Quoted market prices for identical instruments
Equity securities carried at cost as a measurement alternative	Valuation of the underlying investments on a new round of third-party financing or upon liquidation
Long-term debt and current portion of long-term debt
Future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company's incremental borrowing rates for similar types of borrowing arrangements. For convertible bonds, the fair value represents the market price of the bonds trading on the Frankfurt Stock Exchange

Cash and cash equivalents, short-term deposits, accounts receivable, short-term borrowings, and accounts payable	The carrying amounts reflected in the consolidated financial statements are considered as reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.